Share-based plan - Activity of RSUs and PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of units
Outstanding (shares)	16,211,666	18,119,890
Granted (shares)	4,581,499	814,745
Forfeited (shares)	(2,493,216)	(1,998,488)
Vested (shares)	(2,110,543)	(724,481)
Outstanding (shares)	16,189,406	16,211,666
RSUs
Number of units
Outstanding (shares)	13,684,424	15,153,830
Granted (shares)	4,489,910	814,745
Forfeited (shares)	(1,463,203)	(1,559,670)
Vested (shares)	(2,110,543)	(724,481)
Outstanding (shares)	14,600,588	13,684,424
PSUs
Number of units
Outstanding (shares)	2,527,242	2,966,060
Granted (shares)	91,589	0
Forfeited (shares)	(1,030,013)	(438,818)
Vested (shares)	0	0
Outstanding (shares)	1,588,818	2,527,242